INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

16.     INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

Associates are those entities where the Group exercises significant influence, and they are accounted for using the equity method. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not equate to control or joint control over those policies. These entities are recognized at cost at the time of acquisition and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income. The carrying amount of the investment in such entities may include goodwill as the positive difference between the cost of the investment and Group’s proportionate share in the fair-values of the entity’s identifiable assets and liabilities. The Group presents its share in profits or losses in associates within operating profit if those interests are viewed as part of Group’s core operations. As of December 31, 2018, only MTS Belarus was considered as part of Group’s core operating activity. Shares in profits and losses of other Group’s associates were presented as non-operating items.

Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement and have rights to the net assets of the arrangement. The Group recognizes its interest in a joint venture where it has joint control of the investment and accounts for that investment using the equity method. Share in profit and loss of the Group’s joint venture was presented as non-operating item.

The Group’s investments in associates and joint ventures comprised the following:

	Country of		December 31,	December 31,
	operations	Operating activity	2018	2017
MTS Belarus	Belarus	telecommunications	4,051	3,660
MTS Bank	Russia	banking	—	2,902
OZON Holdings Ltd	Russia	e-commerce	4,797	2,517
Equity investments in other unquoted companies	Russia	digital TV, asset management, etc.	1,887	373
Total investments in associates			10,735	9,452

The reconciliation of summarized financial information of MTS Belarus to the carrying amount of the Group’s interest in associate is presented as follows:

	December 31,	December 31,
	2018	2017
Assets
Non-current assets	17,659	9,819
Current assets	11,652	8,117
Liabilities
Non-current liabilities	(7,089)	(703)
Current liabilities	(13,955)	(9,764)
Total identifiable net assets	8,267	7,469
The Group’s share in associate	49%	49%
The Group’s share of identifiable net assets	4,051	3,660
Carrying amount of the Group’s interest	4,051	3,660

The composition of the Group’s share of income of MTS Belarus is as follows:

	Year ended December 31,
	2018	2017	2016
Revenue	(27,695)	(23,037)	(22,256)
Net profit for the year	(7,752)	(6,552)	(6,356)
The Group’s share of the profit of the associate for the year	(3,799)	(3,210)	(3,115)
Other comprehensive loss for the year (currency translation adjustment)	(648)	525	2,292
Total comprehensive income for the year	(8,400)	(6,027)	(4,064)
The Group’s share of total comprehensive income of the associate for the year	(4,116)	(2,953)	(1,991)
Dividends received	3,691	3,590	2,795

The reconciliation of summarized financial information of MTS Bank to the carrying amount of the Group’s interest in associate is presented below:

December 31,
2017
Total assets	142,405
Total liabilities	(121,169)
Non-controlling interests	—
Total identifiable net assets attributable to the Group	21,236
The Group’s share in associate	26.6%
The Group’s share of identifiable net assets	6,127
Impairment of investment in associate	(3,225)
Carrying amount of the Group’s interest	2,902

In February 2016, MTS Bank placed 3,588,304 additional ordinary shares. The Group acquired 946,347 shares in the placement for a total consideration of RUB 1,325 million. As the result of the transaction, the Group's share in MTS Bank decreased from 27.0% to 26.8%.

In November 2016, MTS Bank placed 10,000,000 additional ordinary shares. The Group acquired 2,637,310 shares in the placement for a total consideration of RUB 2,769 million. As the result of the transaction, the Group's share in MTS Bank decreased from 26.8% to 26.6%.

In May 2017 MTS Bank disposed of a 47% stake in East-West United Bank to Sistema, retaining less than 20% and lost control. Consequently, the accumulated foreign currency translation reserve in the amount of RUB 659 million was derecognized from the accumulated other comprehensive income of the Group.

In July 2018, the Group increased its ownership share in MTS Bank from 26.6% to 55.4% and obtained control over the entity (Note 2). The Group discontinued the use of the equity method for accounting of investment in MTS Bank and accounted for the acquisition as a transaction under common control directly in equity.

The Group’s share in the net losses of MTS Bank was included in the non-operating share of the loss of the associates in the accompanying consolidated statement of profit or loss. The composition of the Group’s share of loss of MTS Bank is the following:

	Year ended December 31,
	2018*	2017	2016
Total interest income	(9,289)	(14,204)	(16,555)
Total interest expense	3,799	6,505	8,364
Net loss for the period	609	593	4,495
The Group’s share of the loss of the associate for the period	162	109	1,179
Other comprehensive loss for the period	614	2,000	1,614
Total comprehensive loss for the period	1,223	2,593	6,109
The Group’s share of the total comprehensive loss for the period	326	690	1,608

*   Prior to discontinuing use of the equity method

OZON Holdings Limited

The Group holds less than 20% of the equity interests in OZON Holdings Limited, nevertheless it has significant influence over the investee through the representation of the Group on the investee’s Board of Directors and a number of veto rights.

In 2017 and 2018 the Group acquired additional equity interests in OZON Holdings Limited through several transactions, which resulted in increase of the Group’s share in OZON Holdings Limited from 10.8% to 11.2% as of December 31, 2017 and from 11.2% to 18.69% as of December 31, 2018. The details on these transactions are summarized below:

			Number of
			ordinary	Increase of
		Consideration	shares	the Group’s
Date of transaction	Substance of transaction	paid, RUB mln	acquired	share
September 2017	Participation in additional share issuance	19	5,193	0.16%
October 2017	Participation in additional share issuance	28	7,698	0.23%
March 2018	Participation in additional share issuance	1,158	141,498	2.5%
May 2018	Purchase from non-controlling shareholder	943	114,616	3.0%
July 2018	Purchase from non-controlling shareholder	85	11,209	0.32%
September 2018	Exercise of the put option	575	70,978	0.86%
September 2018	Purchase from non-controlling shareholder	289	31,810	0.81%

Sistema Capital

In September 2017, the Group acquired a 30% ownership interest in Sistema Capital, a trust management company, through a cash contribution of RUB 356 million into its authorized share capital.

YouDo

In September 2018, the Group acquired a 13.68% ownership interest in Youdo Web Technologies Limited (YouDo), a Russian online service provider matching freelance labor supply to demand for everyday and business tasks, for a cash contribution of RUB 824 million. Though the Group holds less than 20% of the equity interests in YouDo, nevertheless it has significant influence over the investee based on its ownership of equity shares, representation on the investee’s Board of Directors and certain additional rights related to the decision-making process on key issues.

Sistema-Rentnaya Nedvizhimost

In December 2018, MTS Bank sold 40.26% share in a property investments mutual fund «Sistema-Rentnaya Nedvizhimost» to Business Nedvizhimost, subsidiary of Sistema, for cash consideration of RUB 450 million. The Group classified the remaining investment in the mutual fund as investment in joint venture, based on the existence of a joint decision-making process and the rights to net assets of the mutual fund. The Group applied the equity method of accounting to its remaining share in the mutual fund.

The following table is the aggregate financial information of investments in Ozon Holdings Ltd and other individually insignificant associates and joint ventures, held by the Group:

	Year ended December 31,
	2018	2017	2016
Net loss for the year	4,600	1,760	1,172
The Group’s share of the loss of the associate for the year	747	327	108
Other comprehensive income for the year	—	—	—
Total comprehensive loss for the year	4,600	1,760	1,172
The Group’s share of total comprehensive loss of the associate for the year	747	327	108